Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Value Measurement
6.1.1 Carrying amount and fair value of financial assets and liabilities by category as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Carrying amount		Fair value

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	31,009,374	￦	31,081,231
Financial assets at fair value through profit or loss:		66,005,815		66,005,815
Due from financial institutions		200,742		200,742
Debt securities		63,002,692		63,002,692
Equity securities		2,419,463		2,419,463
Loans		269,296		269,296
Others		113,622		113,622
Derivatives held for trading		3,532,542		3,532,542
Derivatives held for hedging		188,828		188,828
Loans measured at amortized cost		417,900,273		417,775,260
Securities measured at amortized cost		44,471,628		44,392,419
Financial assets at fair value through other comprehensive income:		60,376,243		60,376,243
Debt securities		56,259,511		56,259,511
Equity securities		3,803,128		3,803,128
Loans		313,604		313,604
Other financial assets		10,755,350		10,755,350

	￦	634,240,053	￦	634,107,688

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,939,584	￦	2,939,584
Financial liabilities designated at fair value through profit or loss		9,149,396		9,149,396
Derivatives held for trading		3,509,789		3,509,789
Derivatives held for hedging		172,469		172,469
Deposits		372,023,918		371,936,631
Borrowings		56,912,374		56,805,938
Debentures		67,430,188		67,288,409
Other financial liabilities		29,494,402		29,494,402

	￦	541,632,120	￦	541,296,618

	December 31, 2022
	Carrying amount		Fair value

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	32,063,421	￦	31,992,401
Financial assets at fair value through profit or loss:		64,935,344		64,935,344
Due from financial institutions		69,469		69,469
Debt securities		61,787,727		61,787,727
Equity securities		2,494,580		2,494,580
Loans		493,562		493,562
Others		90,006		90,006
Derivatives held for trading		8,984,171		8,984,171
Derivatives held for hedging		461,963		461,963
Loans measured at amortized cost		436,530,502		433,885,302
Securities measured at amortized cost		58,288,734		54,291,992
Financial assets at fair value through other comprehensive income:		58,299,841		58,299,841
Debt securities		55,610,319		55,610,319
Equity securities		2,326,378		2,326,378
Loans		363,144		363,144
Other financial assets		11,209,350		11,209,350

	￦	670,773,326	￦	664,060,364

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,193,210	￦	2,193,210
Financial liabilities designated at fair value through profit or loss		10,078,394		10,078,394
Derivatives held for trading		9,209,537		9,209,537
Derivatives held for hedging		297,172		297,172
Deposits		388,888,452		388,417,827
Borrowings		71,717,366		71,187,130
Debentures		68,698,203		66,432,790
Other financial liabilities		26,705,247		26,705,247

	￦	577,787,581	￦	574,521,307

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Group discloses the fair value of each class of assets and liabilities in a way that permits it to be compared with its carrying amount at the end of each reporting period. The best evidence of fair value of financial instruments is a quoted price in an active market.

Cash and due from financial institutions	Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.

Securities	Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.

Loans measured at amortized cost	Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Derivatives and financial instruments at fair value through profit or loss	Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.

Deposits	Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Borrowings	Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.

Debentures	Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.

Other financial assets and other financial liabilities	Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.

	December 31, 2021
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	13,108,985	￦	40,205,783	￦	12,691,047	￦	66,005,815
Due from financial institutions		—		128,726		72,016		200,742
Debt securities		12,146,181		39,300,923		11,555,588		63,002,692
Equity securities		849,182		600,768		969,513		2,419,463
Loans		—		175,366		93,930		269,296
Others		113,622		—		—		113,622
Derivatives held for trading		81,408		3,241,129		210,005		3,532,542
Derivatives held for hedging		—		188,828		—		188,828
Financial assets at fair value through other comprehensive income:		20,027,158		38,900,548		1,448,537		60,376,243
Debt securities		17,706,456		38,553,055		—		56,259,511
Equity securities		2,320,702		47,859		1,434,567		3,803,128
Loans		—		299,634		13,970		313,604

	￦	33,217,551	￦	82,536,288	￦	14,349,589	￦	130,103,428

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,939,584	￦	—	￦	—	￦	2,939,584
Financial liabilities designated at fair value through profit or loss		36,938		1,294,944		7,817,514		9,149,396
Derivatives held for trading		211,132		3,124,057		174,600		3,509,789
Derivatives held for hedging		—		172,469		—		172,469

	￦	3,187,654	￦	4,591,470	￦	7,992,114	￦	15,771,238

	December 31, 2022
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3*

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	15,494,273	￦	33,958,689	￦	15,482,382	￦	64,935,344
Due from financial institutions		—		24,444		45,025		69,469
Debt securities		14,550,359		33,175,465		14,061,903		61,787,727
Equity securities		853,908		414,291		1,226,381		2,494,580
Loans		—		344,489		149,073		493,562
Others		90,006		—		—		90,006
Derivatives held for trading		182,019		8,678,896		123,256		8,984,171
Derivatives held for hedging		—		461,963		—		461,963
Financial assets at fair value through other comprehensive income:		19,540,964		37,281,814		1,477,063		58,299,841
Debt securities		18,928,038		36,682,281		—		55,610,319
Equity securities		612,926		236,389		1,477,063		2,326,378
Loans		—		363,144		—		363,144

	￦	35,217,256	￦	80,381,362	￦	17,082,701	￦	132,681,319

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,193,210	￦	—	￦	—	￦	2,193,210
Financial liabilities designated at fair value through profit or loss		35,687		1,811,404		8,231,303		10,078,394
Derivatives held for trading		442,042		7,984,424		783,071		9,209,537
Derivatives held for hedging		—		297,172		—		297,172

	￦	2,670,939	￦	10,093,000	￦	9,014,374	￦	21,778,313

*
Includes KB Securities Co., Ltd.’s OTC derivatives consisting of ￦ 404,334 million of financial assets at fair value through profit or loss (debt instruments), ￦ 8,241,509 million of financial liabilities designated at fair value through profit or loss, ￦ 120,775 million of derivative financial assets, and ￦ 777,542 million of derivative financial liabilities.

Valuation techniques and inputs of financial assets and liabilities classified as Level 2 and measured at fair value in the consolidated statements of financial position as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	40,205,783
Due from financial institutions		128,726	DCF Model, Hull and White Model	Projected cash flow, Discount rate, Volatility, Correlation coefficient
Debt securities		39,300,923	DCF Model, Hull and White Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Net Asset Value Method, Binomial Model, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		600,768	DCF Model	Interest rate, Discount rate, and others
Loans		175,366	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		3,241,129	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		188,828	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others
Financial assets at fair value through other comprehensive income:		38,900,548
Debt securities		38,553,055	DCF Model, Market Value Approach, Option Model	Underlying asset index, Interest rate, Discount rate, and others
Equity securities		47,859	DCF Model	Discount rate
Loans		299,634	DCF Model	Discount rate

	￦	82,536,288

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,294,944	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate
Derivatives held for trading		3,124,057	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		172,469	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others

	￦	4,591,470

	December 31, 2022
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	33,958,689
Due from financial institutions		24,444	DCF Model, Hull-white Model	Projected cash flow, Discount rate, Volatility, Correlation coefficient
Debt securities		33,175,465	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		414,291	DCF Model	Interest rate, Discount rate, and others
Loans		344,489	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		8,678,896	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Option Model, and others	Price of underlying asset, Underlying asset index, Interest rate, Dividend yield, Volatility, Foreign exchange rate, Discount rate, and others
Derivatives held for hedging		461,963	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others
Financial assets at fair value through other comprehensive income:		37,281,814
Debt securities		36,682,281	DCF Model, Option Model	Underlying asset index, Discount rate, and others
Equity securities		236,389	DCF Model	Discount rate
Loans		363,144	DCF Model	Discount rate

	￦	80,381,362

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,811,404	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Net Asset Value Method	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, Foreign exchange rate
Derivatives held for trading		7,984,424	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		297,172	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others

	￦	10,093,000

6.1.2.2 Fair value hierarchy of financial assets and liabilities whose fair value is disclosed
Fair value hierarchy of financial assets and liabilities whose fair value is disclosed as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions 1	￦	3,330,920	￦	25,791,556	￦	1,958,755	￦	31,081,231
Loans measured at amortized cost		—		260,101		417,515,159		417,775,260
Securities measured at amortized cost 2		18,263,895		26,125,391		3,133		44,392,419
Other financial assets 2		—		—		10,755,350		10,755,350

	￦	21,594,815	￦	52,177,048	￦	430,232,397	￦	504,004,260

Financial liabilities
Deposits 1	￦	—	￦	204,299,174	￦	167,637,457	￦	371,936,631
Borrowings 3		—		3,137,427		53,668,511		56,805,938
Debentures		—		60,824,743		6,463,666		67,288,409
Other financial liabilities 2		—		—		29,494,402		29,494,402

	￦	—	￦	268,261,344	￦	257,264,036	￦	525,525,380

	December 31, 2022
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions 1	￦	2,517,470	￦	26,734,157	￦	2,740,774	￦	31,992,401
Loans measured at amortized cost		—		190,458		433,694,844		433,885,302
Securities measured at amortized cost 2		20,626,701		33,646,001		19,290		54,291,992
Other financial assets 2		—		—		11,209,350		11,209,350

	￦	23,144,171	￦	60,570,616	￦	447,664,258	￦	531,379,045

Financial liabilities
Deposits 1	￦	—	￦	168,864,349	￦	219,553,478	￦	388,417,827
Borrowings 3		—		6,088,123		65,099,007		71,187,130
Debentures		—		58,668,855		7,763,935		66,432,790
Other financial liabilities 2		—		—		26,705,247		26,705,247

	￦	—	￦	233,621,327	￦	319,121,667	￦	552,742,994

1	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of fair value.
2	The amounts included in Level 3 are the carrying amounts which are reasonable approximations of fair value.
3	Borrowings of ￦ 2,143 million and ￦ 18,266 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2021 and 2022, respectively.
Valuation techniques and inputs of financial assets and liabilities classified as Level 2, and whose fair value is disclosed as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Loans measured at amortized cost	￦	260,101	DCF Model	Discount rate
Securities measured at amortized cost		26,125,391	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	26,385,492

Financial liabilities
Borrowings	￦	3,135,284	DCF Model	Discount rate
Debentures		60,824,743	DCF Model	Discount rate

	￦	63,960,027

	December 31, 2022
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Loans measured at amortized cost	￦	190,458	DCF Model	Discount rate
Securities measured at amortized cost		33,646,001	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	33,836,459

Financial liabilities
Borrowings	￦	6,069,857	DCF Model	Discount rate
Debentures		58,668,855	DCF Model	Discount rate

	￦	64,738,712

Valuation techniques and inputs of financial assets and liabilities classified as Level 3, and whose fair value is disclosed as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	1,958,755	DCF Model	Credit spread, Other spread, Interest rate
Loans measured at amortized cost		417,515,159	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate

	￦	419,473,914

Financial liabilities
Deposits	￦	167,637,457	DCF Model	Other spread, Prepayment rate, Interest rate
Borrowings		53,668,511	DCF Model	Other spread, Interest rate
Debentures		6,463,666	DCF Model	Other spread, Interest rate

	￦	227,769,634

	December 31, 2022
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	2,740,774	DCF Model	Credit spread, Other spread, Interest rate
Loans measured at amortized cost		433,694,844	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate

	￦	436,435,618

Financial liabilities
Deposits	￦	219,553,478	DCF Model	Other spread, Prepayment rate, Interest rate
Borrowings		65,099,007	DCF Model	Other spread, Interest rate
Debentures		7,763,935	DCF Model	Other spread, Interest rate

	￦	292,416,420

Summary of Fair Value Hierarchy Group Classifies and Discloses Fair Value of Financial Instruments	The Group believes that valuation techniques used for measuring the fair value of financial instruments are reasonable and that the fair value recognized in the consolidated statement of financial position is appropriate. However, the fair value of the financial instruments recognized in the consolidated statement of financial position may be different if other valuation techniques or assumptions are used. Additionally, as there are a variety of valuation techniques and assumptions used in measuring fair value, it may be difficult to reasonably compare the fair value with that of other financial institutions.

The Group classifies and discloses fair value of the financial instruments into the three fair value levels as follows:
Level 1: The fair values are based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2: The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: The fair values are based on unobservable inputs for the asset or liability.
The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. If an observable input requires an adjustment using an unobservable input and that adjustment results in a significantly higher or lower fair value measurement, the resulting measurement would be categorized within Level 3 of the fair value hierarchy.

Summary of Changes in Level 3 of the Fair Value Hierarchy
6.2.2.1 Changes in financial instruments classified as Level 3 of the fair value hierarchy for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Financial assets at fair value through profit or loss						Financial investments				Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Loans measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading

	(In millions of Korean won)
Beginning	￦	90,083	￦	11,099,923	￦	38,756	￦	2,419,908	￦	27,983	￦	(9,201,431)	￦	300,420
Total gains or losses:
Profit or loss		212		346,982		(431)		—		—		61,756		(66,116)
Other comprehensive income (loss)		1,720		223,545		—		(101,876)		87		(5,446)		—
Purchases		—		3,567,937		55,605		74,602		—		—		3,954
Sales		(19,999)		(2,360,801)		—		(5,618)		(14,100)		—		(170,055)
Issues		—		—		—		—		—		(8,233,128)		(32,516)
Settlements		—		—		—		—		—		9,560,735		—
Transfers into Level 3 *		—		4,307		—		—		—		—		(282)
Transfers out of Level 3 *		—		(356,792)		—		(952,449)		—		—		—

Ending	￦	72,016	￦	12,525,101	￦	93,930	￦	1,434,567	￦	13,970	￦	(7,817,514)	￦	35,405

	2022
	Financial assets at fair value through profit or loss						Financial investments				Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Loans measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading

	(In millions of Korean won)
Beginning	￦	72,016	￦	12,525,101	￦	93,930	￦	1,434,567	￦	13,970	￦	(7,817,514)	￦	35,405
Total gains or losses:
Profit or loss		(74)		129,390		20,306		—		—		561,996		(663,229)
Other comprehensive income (loss)		(6,917)		(304,847)		—		(3,004)		130		60,520		—
Purchases		—		4,409,579		45,485		46,041		—		—		23,526
Sales		(20,000)		(1,368,002)		(10,648)		(541)		(14,100)		—		(59,177)
Issues		—		—		—		—		—		(5,222,820)		(14,796)
Settlements		—		(61,055)		—		—		—		4,186,515		18,456
Transfers into Level 3 *		—		27,120		—		—		—		—		—
Transfers out of Level 3 *		—		(69,002)		—		—		—		—		—

Ending	￦	45,025	￦	15,288,284	￦	149,073	￦	1,477,063	￦	—	￦	(8,231,303)	￦	(659,815)

*	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.

Summary of Information about Fair Value Measurements Using Unobservable Inputs Assets
6.2.3.1 Information about fair value measurements using unobservable inputs as of December 31, 2021 and 2022, are as follows:

(In millions of Korean won)	December 31, 2021
	Fair value	Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦ 72,016	MonteCarlo Simulation, Hull and White Model	Volatility of underlying asset	14.30 ~ 39.66	The higher the volatility of underlying asset, the higher the fair value fluctuation
			Correlation coefficient	-3.36	The higher the correlation coefficient, the higher the fair value fluctuation
Debt securities	11,555,588	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
			Volatility	13.87 ~ 58.39	The higher the volatility, the higher the fair value fluctuation
			Discount rate	0.60 ~ 21.37	The lower the discount rate, the higher the fair value
			Stock price	18.87 ~ 19.48	The higher the stock price, the higher the fair value
			Correlation coefficient between underlying assets	-60.35 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
			Liquidation value	-1.00 ~ 1.00	The higher the liquidation value, the higher the fair value
			Recovery rate	40	The higher the recovery rate, the higher the fair value
			Rate of real estate price fluctuation	-1.00 ~ 1.00	The higher the sale price of real estate, the higher the fair value
Equity securities	969,513	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.50 ~ 2.00	The higher the growth rate, the higher the fair value
			Discount rate	8.80 ~ 24.60	The lower the discount rate, the higher the fair value
			Stock price	23.36 ~ 25.49	The higher the stock price, the higher the fair value
Loans	93,930	DCF Model	Discount rate	8.21	The lower the discount rate, the higher the fair value

(In millions of Korean won)	December 31, 2021
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Derivatives held for trading:
Stock and index	￦	184,165	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	Volatility of underlying asset	15.07 ~ 80.58	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	- 60.35 ~ 88.17	The higher the correlation coefficient, the higher the fair value fluctuation
				Stock price	-10.00 ~ 10.00	The higher the stock price, the higher the fair value
Currency, interest rate, and others		25,840	DCF Model, Hull and White Model, MonteCarlo Simulation, Closed Form	Volatility	2.67 ~ 81.32	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-48.31 ~ 90.16	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities		1,434,567	Risk Adjusted Discount Rate Method, IMV Model, DCF Model, Comparable Company Analysis, Dividend Discount Model, Net Asset Value Method, Market Value Approach, Hull and White Model, and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
				Discount rate	8.80 ~ 18.02	The lower the discount rate, the higher the fair value
				Volatility	23.36 ~ 31.65	The higher the volatility, the higher the fair value fluctuation
Loans		13,970	DCF Model	Discount rate	2.87 ~ 4.87	The lower the discount rate, the higher the fair value

	￦	14,349,589

	December 31, 2022
	Fair value	Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦ 45,025	Hull-white Model	Interest rate	0.86	The lower the interest rate, the higher the fair value
Debt securities	14,061,903	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	Growth rate	0.00 ~ 3.00	The higher the growth rate, the higher the fair value
			Volatility	0.24 ~ 37.39	The higher the volatility, the higher the fair value fluctuation
			Discount rate	1.54 ~ 15.75	The lower the discount rate, the higher the fair value
			Correlation coefficient between underlying assets	-60.10 ~ 93.32	The higher the correlation coefficient, the higher the fair value fluctuation
			Liquidation value	-1.00 ~ 1.00	The higher the liquidation value, the higher the fair value
			Recovery rate	40.00	The higher the recovery rate, the higher the fair value
			Rate of real estate price fluctuation	-1.00 ~ 1.00	The higher the sale price of real estate, the higher the fair value
			Volatility of Stock price	18.87 ~ 19.48	The higher the volatility, the higher the fair value fluctuation
Equity securities	1,226,381	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.00 ~ 4.00	The higher the growth rate, the higher the fair value
			Discount rate	8.00 ~ 23.00	The lower the discount rate, the higher the fair value
			Volatility	16.80 ~ 25.50	The higher the volatility, the higher the fair value fluctuation
Loans	149,073	DCF Model	Discount rate	9.91	The lower the discount rate, the higher the fair value

	December 31, 2022
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Derivatives held for trading:
Stock and index	￦	79,297	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method	Volatility of underlying asset	10.00 ~ 58.84	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-60.10 ~ 79.72	The higher the correlation coefficient, the higher the fair value fluctuation
Currency, interest rate, and others		43,959	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Volatility	9.77 ~ 32.92	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	8.42 ~ 93.32	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities		1,477,063	DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, IMV Model, Income Approach, Net Asset Value Method, Market Value Approach, and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
				Discount rate	7.96 ~ 19.14	The lower the discount rate, the higher the fair value
				Volatility of Stock price	23.36 ~ 25.49	The higher the volatility, the higher the fair value fluctuation
				Volatility of interest rate	56.32~121.17	The higher the volatility, the higher the fair value fluctuation

	￦	17,082,701

Summary of Information about Fair Value Measurements Using Unobservable Inputs Liabilities

	December 31, 2021
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	7,817,514	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model	Volatility of underlying asset	1.00 ~ 81.32	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-60.35 ~ 90.16	The higher the correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		92,757	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model	Volatility of underlying asset	15.07 ~ 80.58	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-60.35 ~ 88.17	The higher the correlation coefficient, the higher the fair value fluctuation
Others		81,843	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Discount rate	1.46 ~ 2.83	The lower the discount rate, the higher the fair value
				Volatility of underlying asset	5.29 ~ 53.57	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-48.31 ~ 90.16	The higher the correlation coefficient, the higher the fair value fluctuation

	￦	7,992,114

	December 31, 2022
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	8,231,303	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	1.00 ~ 119.27	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	- 60.10 ~ 93.32	The higher the correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		370,093	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	0.09 ~ 119.27	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	- 60.10 ~ 79.72	The higher the correlation coefficient, the higher the fair value fluctuation
Others		412,978	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Discount rate	4.83 ~ 6.85	The lower the discount rate, the higher the fair value
				Volatility of underlying asset	8.68 ~ 119.27	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-50.43 ~ 93.32	The higher the correlation coefficient, the higher the fair value fluctuation

	￦	9,014,374

Summary of Day one Gain or Loss
Changes in deferred day one gains or losses for the years ended December 31, 2021 and 2022, are as follows:

	2021		2022

	(In millions of Korean won)
Balance at the beginning of the year	￦	61,393	￦	77,208
New transactions		166,443		113,504
Changes during the year		(150,628)		(119,208)

Balance at the end of the year	￦	77,208	￦	71,504

Summary of Carrying Amounts of Financial Assets by Category
Financial assets and liabilities are measured at fair value or amortized cost. Carrying amount of financial assets and liabilities by category as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	31,009,374	￦	—	￦	31,009,374
Financial assets at fair value through profit or loss		66,005,815		—		—		—		—		66,005,815
Derivative financial assets		3,532,542		—		—		—		188,828		3,721,370
Loans measured at amortized cost		—		—		—		417,900,273		—		417,900,273
Financial investments		—		56,573,115		3,803,128		44,471,628		—		104,847,871
Other financial assets		—		—		—		10,755,350		—		10,755,350

	￦	69,538,357	￦	56,573,115	￦	3,803,128	￦	504,136,625	￦	188,828	￦	634,240,053

	December 31, 2022
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	32,063,421	￦	—	￦	32,063,421
Financial assets at fair value through profit or loss		64,935,344		—		—		—		—		64,935,344
Derivative financial assets		8,984,171		—		—		—		461,963		9,446,134
Loans measured at amortized cost		—		—		—		436,530,502		—		436,530,502
Financial investments		—		55,973,463		2,326,378		58,288,734		—		116,588,575
Other financial assets		—		—		—		11,209,350		—		11,209,350

	￦	73,919,515	￦	55,973,463	￦	2,326,378	￦	538,092,007	￦	461,963	￦	670,773,326

Summary of Carrying Amounts of Financial Liabilities by Category

	December 31, 2021
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In milliions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,939,584	￦	9,149,396	￦	—	￦	—	￦	12,088,980
Derivative financial liabilities		3,509,789		—		—		172,469		3,682,258
Deposits		—		—		372,023,918		—		372,023,918
Borrowings		—		—		56,912,374		—		56,912,374
Debentures		—		—		67,430,188		—		67,430,188
Other financial liabilities		—		—		29,494,402		—		29,494,402

	￦	6,449,373	￦	9,149,396	￦	525,860,882	￦	172,469	￦	541,632,120

	December 31, 2022
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,193,210	￦	10,078,394	￦	—	￦	—	￦	12,271,604
Derivative financial liabilities		9,209,537		—		—		297,172		9,506,709
Deposits		—		—		388,888,452		—		388,888,452
Borrowings		—		—		71,717,366		—		71,717,366
Debentures		—		—		68,698,203		—		68,698,203
Other financial liabilities		—		—		26,705,247		—		26,705,247

	￦	11,402,747	￦	10,078,394	￦	556,009,268	￦	297,172	￦	577,787,581

Summary of Continuing Involvement in Derecognised Financial Assets
The Group transferred loans and other financial assets to companies specialized in asset-backed securitization and derecognized them from the consolidated financial statement, while the maximum exposure to loss (carrying amount) from its continuing involvement and fair value of its continuing involvement of the derecognized financial assets as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement

			(In millions of Korean won)
Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	5,189	￦	5,189
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		5,463		5,463

			￦	10,652	￦	10,652

	December 31, 2022
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement

			(In millions of Korean won)
Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	564	￦	564
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		541		541

			￦	1,105	￦	1,105

Summary of Financial Assets Transferred During Period Which Do not Qualify for Derecognition
The Group issued securitized debentures using loans as underlying assets. Details of underlying assets and senior debentures in relation to securitization as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures

	(In millions of Korean won)
KB Kookmin Card 5 th Securitization Co., Ltd. 1	￦	492,108	￦	490,113	￦	299,881	￦	302,564
KB Kookmin Card 6 th Securitization Co., Ltd. 1		726,803		723,835		474,000		474,766
KB Kookmin Card 7 th Securitization Co., Ltd. 1		948,129		943,689		598,180		596,272
KB Kookmin Card 8 th Securitization Co., Ltd. 1		545,750		543,982		299,844		306,264
KB Auto Second Asset Securitization Specialty Co., Ltd. 2		129,867		129,385		59,968		59,935

	￦	2,842,657	￦	2,831,004	￦	1,731,873	￦	1,739,801

	December 31, 2022
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures

	(In millions of Korean won)
KB Kookmin Card 7 th Securitization Co., Ltd. 1	￦	963,756	￦	958,207	￦	641,780	￦	628,274
KB Kookmin Card 8 th Securitization Co., Ltd. 1		556,487		553,729		299,878		285,111
KB Kookmin Card 9 th Securitization Co., Ltd. 1		615,565		612,543		349,829		372,724
KB Kookmin Card 10 th Securitization Co., Ltd. 1		1,138,578		1,132,170		503,392		503,644
KB Auto Fifth Asset Securitization Specialty Co., Ltd. 2		441,080		429,626		299,705		299,705

	￦	3,715,466	￦	3,686,275	￦	2,094,584	￦	2,089,458

1
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.

2
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.

6.4.3 Bonds sold under repurchase agreements and loaned securities
The Group continues to recognize the financial assets related to bonds sold under repurchase agreements and securities lending transactions in the consolidated statement of financial position since those transactions are not qualified for derecognition even though the Group transfers the financial assets. Bonds sold under repurchase agreements are sold on the condition that they will be repurchased at a fixed price and loaned securities will be returned at the expiration of the loan period. Thus, the Group retains substantially all the risks and rewards of ownership of the financial assets.
The carrying amount of transferred assets and related liabilities as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Carrying amount of transferred assets		Carrying amount of related liabilities

	(In millions of Korean won)
Bonds sold under repurchase agreements *	￦	11,273,036	￦	10,978,971
Loaned securities:
Government and public bonds		1,035,736		—
Stock		253		—

	￦	12,309,025	￦	10,978,971

	December 31, 2022
	Carrying amount of transferred assets		Carrying amount of related liabilities

	(In millions of Korean won)
Bonds sold under repurchase agreements *	￦	11,418,820	￦	10,610,882
Loaned securities:
Government and public bonds		1,661,550		—
Stock		52,098		—
Others		94,766		—

	￦	13,227,234	￦	10,610,882

*	Bonds sold under repurchase agreements using borrowed securities as collateral amount to ￦ 2,050,635 million and ￦ 100,768 million as of December 31, 2021 and 2022, respectively.

Summary of Offsetting Of Financial Assets
6.5.1 Details of financial assets subject to enforceable master netting agreements or similar arrangements as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Gross assets		Gross liabilities offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	3,673,348	￦	—	￦	3,673,348
Derivatives held for hedging		188,828		—		188,828	￦	(2,352,365)	￦	(235,749)	￦	1,274,062
Unsettled spot exchange receivable		2,384,503		—		2,384,503		(2,380,556)		—		3,947
Bonds purchased under repurchase agreements		5,955,194		—		5,955,194		(5,955,194)		—		—
Domestic exchange settlement debits		43,497,849		(42,482,911)		1,014,938		—		—		1,014,938
Other financial instruments		2,341,992		(2,327,904)		14,088		(3,209)		—		10,879

	￦	58,041,714	￦	(44,810,815)	￦	13,230,899	￦	(10,691,324)	￦	(235,749)	￦	2,303,826

	December 31, 2022
	Gross assets		Gross liabilities offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	9,380,420	￦	—	￦	9,380,420
Derivatives held for hedging		461,964		—		461,964	￦	(7,710,408)	￦	(195,224)	￦	1,936,752
Unsettled spot exchange receivable		3,374,369		—		3,374,369		(3,360,673)		—		13,696
Bonds purchased under repurchase agreements		3,328,657		—		3,328,657		(3,328,657)		—		—
Domestic exchange settlement debits		55,491,085		(54,611,238)		879,847		—		—		879,847
Other financial instruments		2,010,671		(1,912,964)		97,707		(3,169)		—		94,538

	￦	74,047,166	￦	(56,524,202)	￦	17,522,964	￦	(14,402,907)	￦	(195,224)	￦	2,924,833

Summary of Offsetting of Financial Liabilities
6.5.2 Details of financial liabilities subject to enforceable master netting agreements or similar arrangements as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	4,132,915	￦	—	￦	4,132,915
Derivatives held for hedging		172,470		—		172,470	￦	(3,069,591)	￦	(75,253)	￦	1,160,541
Unsettled spot exchange payable		2,383,399		—		2,383,399		(2,380,556)		—		2,843
Bonds sold under repurchase agreements *		14,372,761		—		14,372,761		(14,372,761)		—		—
Securities borrowing agreements		2,826,885		—		2,826,885		(2,826,885)		—		—
Domestic exchange settlement credits		47,608,341		(42,482,911)		5,125,430		(5,125,430)		—		—
Other financial instruments		2,738,984		(2,327,904)		411,080		(3,209)		—		407,871

	￦	74,235,755	￦	(44,810,815)	￦	29,424,940	￦	(27,778,432)	￦	(75,253)	￦	1,571,255

	December 31, 2022
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	10,500,353	￦	—	￦	10,500,353
Derivatives held for hedging		297,173		—		297,173	￦	(2,302,059)	￦	(83,837)	￦	8,411,630
Unsettled spot exchange payable		3,374,230		—		3,374,230		(3,360,673)		—		13,557
Bonds sold under repurchase agreements *		11,769,694		—		11,769,694		(11,769,694)		—		—
Securities borrowing agreements		2,102,537		—		2,102,537		(2,102,537)		—		—
Domestic exchange settlement credits		56,349,727		(54,611,238)		1,738,489		(1,738,489)		—		—
Other financial instruments		1,973,123		(1,912,964)		60,159		(3,169)		—		56,990

	￦	86,366,837	￦	(56,524,202)	￦	29,842,635	￦	(21,276,621)	￦	(83,837)	￦	8,482,177

*	Includes bonds sold under repurchase agreements to customers.

Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings Text Block [Text Block]
6.2.2.2 In relation to changes in financial instruments classified as Level 3 of the fair value hierarchy, total gains or losses recognized in profit or loss for the period, and total gains or losses recognized in profit or loss from financial instruments held at the end of the reporting period for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020						2021
	Net losses on financial instruments at fair value through profit or loss		Other operating income		Net interest income		Net gains on financial instruments at fair value through profit or loss		Other operating expenses		Net interest income

	(In millions of Korean won)
Total gains (losses) recognized in profit or loss for the period	￦	70,251	￦	(56,329)	￦	—	￦	256,167	￦	86,236	￦	—
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period		129,824		(60,884)		—		126,516		85,256		—

	2022
	Net gains on financial instruments at fair value through profit or loss		Other operating income		Net interest income

	(In millions of Korean won)
Total gains (losses) recognized in profit or loss for the period	￦	(75,653)	￦	124,042	￦	—
Total gains recognized in profit or loss from financial instruments held at the end of the reporting period		88,483		73,711		—

Summary of Sensitivity Analysis of Changes In Unobservable Inputs of Financial Assets and Financial Liabilities [Table Text Block]
Results of the sensitivity analysis of changes in unobservable inputs as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	—	￦	—	￦	19	￦	(18)
Debt securities 4		13,149		(12,562)		1,458		(1,402)
Equity securities 3		11,259		(8,192)		1,049		(813)
Loans 5		3,062		(2,742)		—		—
Derivatives held for trading 2		19,328		(20,005)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		6,495		(5,145)		95,599		(71,171)
Loans 6		—		—		133		(131)

	￦	53,293	￦	(48,646)	￦	98,258	￦	(73,535)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	78,355	￦	(82,797)	￦	78,356	￦	(82,797)
Derivatives held for trading 2		31,310		(29,309)		31,114		(29,105)

	￦	109,665	￦	(112,106)	￦	109,470	￦	(111,902)

	December 31, 2022
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	—	￦	—	￦	221	￦	(247)
Debt securities 4		17,392		(17,896)		1,642		(1,869)
Equity securities 3		34,564		(25,586)		—		—
Loans 5		2,276		(2,055)		—		—
Derivatives held for trading 2		18,076		(19,034)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		—		—		179,307		(82,595)
Loans 6		—		—		—		—

	￦	72,308	￦	(64,571)	￦	181,170	￦	(84,711)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	94,001	￦	(97,663)	￦	—	￦	—
Derivatives held for trading 2		48,768		(46,427)		—		—

	￦	142,769	￦	(144,090)	￦	—	￦	—

1
For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.

2	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.
3	For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between discount rate (-1%p~1%p) and growth rate (0%p~ 1%p).
4
For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. However, for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting rate of real estate price fluctuation by -1%p~1%p, and for beneficiary certificates whose underlying assets are equity investments, changes in fair value are calculated by shifting principal unobservable input parameters such as liquidation value by -1%p~1%p and discount rate by -1%p~1%p. There is no significant correlation among major unobservable inputs.

5	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate by -1%p~1%p.
6
For loans measured at fair value through other comprehensive income, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate and growth rate by ±1%p.

Summary of Purchase commitments of securitized debentures [Table Text Block]
The Group provided additional credit enhancement, such as purchase commitments, for the underlying assets of subsidiaries established for asset-backed securitization. Details of carrying amounts of the underlying assets and the associated liabilities as of December 31, 2021 and 2022, are as follows:

		December 31, 2021		December 31, 2022
		(In millions of Korean won)
Underlying assets	Financial assets at fair value through profit or loss	￦	289,188	￦	324,456
	Loans measured at amortized cost *		3,724,204		3,050,471

		￦	4,013,392	￦	3,374,927

Associated liabilities	Debentures	￦	4,010,436	￦	3,222,237

*	Before netting of allowance